Offerings - Offering: 1	Aug. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	147,916
Proposed Maximum Offering Price per Unit	1.885
Maximum Aggregate Offering Price	$ 278,821.66
Fee Rate	0.01531%
Amount of Registration Fee	$ 42.69
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, $0.001 par value per share ("Common Stock"), of the Registrant that become issuable under the VivoSim Labs, Inc. Amended and Restated 2022 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $1.885 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Capital Market on August 26, 2025, a date within five business days prior to the filing of this Registration Statement.